CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                         Value
                                                                                          Shares       (note 1)
                                                                                     ------------   --------------
COMMON STOCKS - 64.14%

         Aerospace & Defense - 0.73%
            (a) Rockwell International Corporation                                       1,000            $56,375
                                                                                                   ---------------

         Beverages - 0.73%
                PepsiCo, Inc.                                                            2,000             56,500
                                                                                                   ---------------

         Brewery - 1.83%
                Adolph Coors Company                                                     3,000             66,000
                Anheuser-Busch Companies, Inc.                                           2,000             75,250
                                                                                                   ---------------
                                                                                                          141,250
                                                                                                   ---------------
         Broadcast - Radio & Television - 0.51%
            (a) U S West, Inc.                                                           2,000             33,750
            (a) ValueVision International, Inc.                                          1,000              5,625
                                                                                                   ---------------
                                                                                                           39,375
                                                                                                   ---------------
         Chemicals - 1.52%
                Shulman (A.), Inc.                                                       1,000             23,250
                WD-40 Company                                                            2,000             94,000
                                                                                                   ---------------
                                                                                                          117,250
                                                                                                   ---------------
         Commercial Services - 1.18%
                Crawford & Company                                                       2,000             41,250
                Measurex Corporation                                                     1,000             26,375
            (a) Pinkerton's, Inc.                                                        1,000             23,875
                                                                                                   ---------------
                                                                                                           91,500
                                                                                                   ---------------
         Computers - 5.16%
            (a) AST Research, Inc.                                                       1,000              5,000
            (a) Amdahl Corporation                                                       1,500             14,062
            (a) Auspex Systems, Inc.                                                     1,000             15,250
            (a) Compaq Computer Corporation                                              3,000            192,375
            (a) EMC Corporation                                                          4,500            101,813
            (a) Medar, Inc.                                                              3,750             25,781
            (a) NetFRAME Systems, Inc.                                                   1,000              2,937
            (a) Pinnacle Micro, Inc.                                                     1,500              9,000
            (a) Silicon Graphics, Inc.                                                   1,000             22,125
            (a) Tandem Computers, Inc.                                                   1,000             10,750
                                                                                                   ---------------
                                                                                                          399,093
                                                                                                   ---------------
         Computer Software & Services - 7.75%
                Adobe Systems, Inc.                                                      1,000             37,250
            (a) Artisoft, Inc.                                                           2,500             14,531
                Automatic Data Processing, Inc.                                          1,000             43,500
            (a) Avid Technology, Inc.                                                      500              6,813
            (a) Banyan Systems, Inc.                                                     2,000             10,750



                                                                  (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                 Value
                                                                              Shares           (note 1)
                                                                            -----------    ---------------
COMMON STOCKS - (Continued)

         Computer Software & Services - (Continued)
            (a) Cisco Systems, Inc.                                                4,000      $248,000
            (a) Concentra Corporation                                              1,000         6,125
            (a) Cornerstone Imaging, Inc.                                            500         4,125
            (a) FTP Software, Inc.                                                 2,000        14,750
            (a) INTERSOLV                                                          3,000        27,750
            (a) Interleaf, Inc.                                                    2,000         4,750
            (a) NETCOM On-Line Communication Services                                500         8,562
            (a) Novell, Inc.                                                       3,000        33,000
            (a) Parametric Technology Company                                      2,000        98,750
            (a) ParcPlace Digitalk, Inc.                                           1,000         3,750
            (a) Santa Cruz Operation, Inc.                                         2,000        13,250
            (a) Viewlogic Systems, Inc.                                            2,000        23,250
                                                                                           ------------
                                                                                               598,906
                                                                                           ------------
         Electrical Equipment - 0.83%
            (a) Brooks Automation, Inc.                                            1,000        12,625
            (a) Level One Communications, Inc.                                     1,500        51,375
                                                                                           ------------
                                                                                                64,000
                                                                                           ------------
         Electronics - 4.82%
                Logicon, Inc.                                                      3,000       105,375
            (a) Mentor Graphics Corporation                                        1,000         8,875
                Motorola, Inc.                                                     1,500        77,438
                National Service Industries                                        2,000        70,000
            (a) Sonic Solutions, Inc.                                              2,500        21,562
            (a) VeriFone, Inc.                                                     2,000        89,500
                                                                                           ------------
                                                                                               372,750
                                                                                           ------------
         Electronics - Semiconductor - 2.16%
                Intel Corporation                                                  1,000        95,438
            (a) LSI Logic Corporation                                              2,000        46,500
            (a) Sierra Semiconductor Corporation                                   1,000        12,000
            (a) Speedfam International, Inc.                                       1,000        12,875
                                                                                           ------------
                                                                                               166,813
                                                                                           ------------
         Engineering & Construction - 0.41%
                Stone & Webster, Inc.                                              1,000        31,375
                                                                                           ------------

         Entertainment - 1.48%
            (a) GTECH Holdings Corporation                                         1,000        32,125
                The Walt Disney Company                                            1,300        82,225
                                                                                           ------------
                                                                                               114,350
                                                                                           ------------
         Environmental Control - 0.50%
            (a) Harding Lawson Associates Group                                    1,000         6,000
                WMX Technologies, Inc.                                             1,000        32,875
                                                                                           ------------
                                                                                                38,875
                                                                                           ------------


                                                                   (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                        Value
                                                                      Shares           (note 1)
                                                                   -------------    ------------
COMMON STOCKS - (Continued)

         Financial - Banks, Commercial - 1.28%
                Wachovia Corporation                                    2,000         $99,000
                                                                                 -------------

         Food - Processing - 1.04%
            (a) Grist Mill Company                                      3,000          18,750
                Lance, Inc.                                             1,500          25,875
                Sara Lee Corporation                                    1,000          35,750
                                                                                 -------------
                                                                                       80,375
                                                                                 -------------
         Food - Wholesale - 0.04%
                Earthgrains Company                                        80           3,090
                                                                                 -------------

         Foreign Securities - 3.77%
            (a) Cott Corporation                                        1,000           7,562
            (a) Grupo Embotelladoras de Mexico SA de CV                 2,000          17,000
            (a) Grupo Televisa S.A.                                     1,000          28,875
                Glaxo Wellcome plc                                      2,000          62,250
                Guinness plc                                            1,500          52,470
                Hanson plc                                              2,000          24,750
                Imperial Oil Ltd.                                       1,000          42,500
                Moore Corporation Ltd.                                  1,500          27,750
                Nintendo Company Ltd.                                   2,000          16,250
                Scitex Corporation Ltd.                                 1,000          12,375
                                                                                 -------------
                                                                                      291,782
                                                                                 -------------
         Forest Products & Paper - 0.41%
                St. Joe Paper Company                                     500          32,063
                                                                                 -------------

         Household Products & Housewares - 0.63%
                Rubbermaid, Inc.                                        2,000          49,000
                                                                                 -------------

         Insurance - Life & Health - 1.51%
                Jefferson-Pilot Corporation                             2,250         116,438
                                                                                 -------------

         Leisure Time - 0.30%
            (a) Aldila, Inc.                                            2,000           7,875
            (a) Coastcast Corporation                                   1,000          15,500
                                                                                 -------------
                                                                                       23,375
                                                                                 -------------
         Lodging - 0.13%
            (a) John Q Hammons Hotels, Inc.                             1,000           9,875
                                                                                 -------------

         Medical Supplies - 0.22%
            (a) Datascope Corporation                                   1,000          17,250
                                                                                 -------------



                                                                   (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                Value
                                                                             Shares            (note 1)
                                                                          --------------    --------------
COMMON STOCKS - (Continued)

         Medical - Hospital Management & Service - 1.05%
            (a) Community Psychiatric Centers                                   2,000           $18,750
                United Healthcare Corporation                                   1,500            62,437
                                                                                          --------------
                                                                                                 81,187
                                                                                          --------------
         Miscellaneous - Manufacturing - 0.45%
            (a) ACX Technologies, Inc.                                          2,000            34,500
                                                                                          --------------

         Office & Business Equipment - 0.71%
                Cross (A.T.) Company                                            1,500            17,250
                Deluxe Corporation                                              1,000            37,750
                                                                                          --------------
                                                                                                 55,000
                                                                                          --------------
         Oil & Gas - Domestic - 0.30%
                Sun Company, Inc.                                               1,000            23,000
                                                                                          --------------

         Oil & Gas - Equipment & Services - 1.09%
                Schlumberger, Ltd.                                              1,000            84,500
                                                                                          --------------

         Oil & Gas - Exploration - 0.16%
            (a) Parker Drilling Company                                         2,000            12,750
                                                                                          --------------

         Pharmaceuticals - 2.61%
                Bristol-Myers Squibb Company                                    1,000            96,250
                Merck & Co., Inc.                                               1,500           105,562
                                                                                          --------------
                                                                                                201,812
                                                                                          --------------
         Publishing - Printing - 1.06%
                Readers Digest Association, Inc.                                2,000            82,250
                                                                                          --------------

         Real Estate - 0.21%
                Price Enterprises, Inc.                                         1,000            16,125
                                                                                          --------------

         Restaurants & Food Service - 2.37%
            (a) Buffets, Inc.                                                   1,000            10,500
                Cracker Barrel Old Country Store, Inc.                          5,500           125,125
                McDonald's Corporation                                          1,000            47,375
                                                                                          --------------
                                                                                                183,000
                                                                                          --------------
         Retail - Apparel - 1.10%
                Cato Corporation                                                2,000            11,000
                DEB Shops, Inc.                                                 2,000            10,000
            (a) Designs, Inc.                                                   1,000             6,625
                The Limited, Inc.                                               3,000            57,375
                                                                                          --------------
                                                                                                 85,000
                                                                                          --------------


                                                                     (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                          Value
                                                         Shares          (note 1)
                                                      --------------    ------------
COMMON STOCKS - (Continued)

         Retail - Department Stores - 1.72%
            (a) 50-OFF Stores, Inc.                           4,000       $1,125
                Wal-Mart Stores, Inc.                         5,000      131,875
                                                                       ----------
                                                                         133,000
                                                                       ----------
         Retail - Grocery - 2.22%
                Food Lion, Inc.                              10,000       90,000
                Weis Markets, Inc.                            2,500       81,562
                                                                       ----------
                                                                         171,562
                                                                       ----------
         Retail - Specialty Line - 1.16%
                Circuit City Stores, Inc.                     2,000       72,250
            (a) Gibson Greetings, Inc.                        1,000       14,500
                Sun Television and Appliances, Inc.           1,000        3,250
                                                                       ----------
                                                                          90,000
                                                                       ----------
         Telecommunications - 0.10%
            (a) 360 Communications Company                      333        7,826
                                                                       ----------

         Telecommunications Equipment - 0.15%
            (a) Colonial Data Technologies Corporation        1,000       11,375
                                                                       ----------

         Textiles - 1.84%
            (a) Ashworth, Inc.                                2,000       11,250
            (a) Burlington Industries, Inc.                   1,600       16,000
            (a) Cone Mills Corporation                        1,000        7,875
                Liz Claiborne, Inc.                           2,000       74,500
                Russell Corporation                           1,000       32,250
                                                                       ----------
                                                                         141,875
                                                                       ----------
         Tire & Rubber - 0.60%
                The Goodyear Tire & Rubber Company            1,000       46,125
                                                                       ----------

         Trucking & Leasing - 0.30%
                Caliber System, Inc.                          1,000       16,000
                Roadway Express, Inc.                           500        7,313
                                                                       ----------
                                                                          23,313
                                                                       ----------
         Utilities - Electric - 0.98%
                Potomac Electric Power Company                3,000       76,125
                                                                       ----------

         Utilities - Telecommunications - 4.55%
                AT&T Corporation                              1,000       52,250
                BellSouth Corporation                         2,000       74,000
                GTE Corporation                               2,000       76,750
                Pacific Telesis Group                         1,500       50,438
                Sprint Corporation                            1,000       38,750
            (a) US West, Inc.                                 2,000       59,500
                                                                       ----------
                                                                         351,688
                                                                       ----------

                                                                   (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                         Value
                                                                              Shares                   (note 1)
                                                                       ----------------------    ----------------------
COMMON STOCKS - (Continued)

         Wholesale - Special Line - 0.47%
            (a) Pomeroy Computer Resources, Inc.                              1,100                   $36,025
                                                                                                 ----------------------

Total Common Stocks (Cost $3,784,333)                                                               4,958,698
                                                                                                 ----------------------


                                                                                       Interest          Maturity
                                                                Principal                Rate              Date
                                                              ---------------         -----------       -----------
CORPORATE OBLIGATIONS - 26.17%

                A T & T Corporation                             $50,000                7.500%           06/01/06              51,125
                A T & T Corporation                              50,000                8.125%           01/15/22              51,250
                A T & T Corporation                              50,000                8.125%           07/15/24              51,250
                A T & T Corporation                             100,000                8.625%           12/01/31             104,500
                American Express Company                         50,000                8.625%           05/15/22              52,287
                Anheuser-Busch Companies, Inc.                   50,000                8.625%           12/01/16              51,313
                Anheuser-Busch Companies, Inc.                   25,000                9.000%           12/01/09              28,477
                Archer Daniels Midland Corporation              100,000                6.250%           05/15/03              96,094
                Archer Daniels Midland Corporation               25,000                8.875%           04/15/11              28,389
                BellSouth Telecommunications                     50,000                6.250%           05/15/03              48,437
                BellSouth Telecommunications                    125,000                6.750%           10/15/33             111,563
                BellSouth Telecommunications                     50,000                7.000%           02/01/05              49,812
                BellSouth Telecommunications                     25,000                7.875%           08/01/32              25,125
                Boeing Company                                  150,000                8.750%           09/15/31             170,813
                Coca-Cola Company                                70,000                8.500%           02/01/22              76,759
                Du Pont (E.I.) De Nemours & Company              60,000                6.000%           12/01/01              57,750
                Du Pont (E.I.) De Nemours & Company              50,000                7.950%           01/15/23              50,263
                Du Pont (E.I.) De Nemours & Company              50,000                8.125%           03/15/04              53,203
                Duke Power Company                               20,000                6.375%           03/01/08              18,200
                Duke Power Company                              100,000                6.750%           08/01/25              88,375
                General Electric Capital Corporation            100,000                8.750%           05/21/07             111,728
                International Business Machines                  50,000                8.375%           11/01/19              53,500
                Morgan Stanley Group, Inc.                       75,000                7.500%           02/01/24              69,526
                Pacific Telesis Group                           100,000                6.250%           03/01/05              93,000
                Sears, Roebuck and Company                       50,000                9.250%           04/15/98              51,969
                Wachovia Corporation                             75,000                6.375%           04/15/03              72,472
                Wal-Mart Stores, Inc.                            25,000                6.500%           06/01/03              26,016
                Wal-Mart Stores, Inc.                           150,000                8.500%           09/15/24             156,440
                Wal-Mart Stores, Inc.                            25,000                8.875%           06/29/11              24,422
                United Parcel Service of America                 50,000                8.375%           04/01/20              55,172
                US West, Inc.                                    50,000                6.875%           09/15/33              43,625
                                                                                                                       -------------

Total Corporate Obligations (Cost $1,943,177)                                                                              2,022,855
                                                                                                                       -------------

                                                                    (Continued)

                               CAPITAL VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)


                                                                     Interest         Maturity          Value
                                                  Principal            Rate             Date           (note 1)
                                              ----------------    --------------  ---------------    ---------------
REPURCHASE AGREEMENT (b) - 9.18%
                Wachovia Bank                      $710,133           5.750%          10/01/96          $710,133
                                                                                                     ---------------
                (Cost $710,133)


Total Value of Investments (Cost $6,437,643 (c))                                       99.49%          7,691,686
Other Assets Less Liabilities                                                           0.51%             39,294
                                                                                     --------       -----------------
         Net Assets                                                                   100.00%         $7,730,980
                                                                                     ========       =================



         (a)    Non-income producing investment.

         (b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                Unrealized appreciation                           $4,707,919
                Unrealized depreciation                           (3,453,876)
                                                                  -----------

                          Net unrealized appreciation             $1,254,043
                                                                  ===========

                               CAPITAL VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
         Investments, at value (cost $6,437,643)                                    $7,691,686
         Interest receivable                                                            44,044
         Dividends receivable                                                            6,472
         Reserve premium                                                                 2,350
         Prepaid expenses                                                                2,066
                                                                               ----------------

                Total assets                                                         7,746,618
                                                                               ----------------

LIABILITIES
         Accrued expenses                                                               11,206
         Due to investment advisor                                                       2,144
         Disbursements in excess of cash on demand deposit                               2,288
                                                                               ----------------

                Total liabilities                                                       15,638
                                                                               ----------------

NET ASSETS
         (applicable to 632,733 Investor Class shares outstanding; unlimited
         shares of no par value beneficial interest authorized)                     $7,730,980
                                                                               ================

NET ASSET VALUE AND REPURCHASE PRICE PER INVESTOR CLASS SHARE
         ($7,730,980 (divided by) 632,733 shares)                                       $12.22
                                                                               ================

OFFERING PRICE PER SHARE
         (100 (divided by) 96.5 of $12.22)                                              $12.66
                                                                               ================

NET ASSETS CONSIST OF
         Paid-in capital                                                            $6,436,712
         Undistributed net investment income                                             1,447
         Undistributed net realized gain on investments                                 38,778
         Net unrealized appreciation on investments                                  1,254,043
                                                                               ----------------
                                                                                    $7,730,980
                                                                               ================





See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)


INVESTMENT INCOME

         Income
                Interest                                                              $91,582
                Dividends                                                              47,460
                                                                                  ------------

                       Total income                                                   139,042
                                                                                  ------------

         Expenses
                Investment advisory fees (note 2)                                      23,119
                Distribution fees (note 3)                                             19,261
                Fund accounting fees (note 2)                                          10,528
                Fund administration fees (note 2)                                       9,633
                Professional fees                                                       9,466
                Securities pricing fees                                                 5,303
                Custody fees                                                            3,336
                Shareholder recordkeeping fees                                          1,123
                Registration and filing administration fees                             1,103
                Shareholder servicing expenses                                          3,334
                Trustee fees and meeting expenses                                       2,816
                Other operating expenses                                                2,233
                Registration and filing expenses                                        1,433
                Printing expenses                                                         706
                                                                                  ------------

                       Total expenses                                                  93,394
                                                                                  ------------

                              Less expense reimbursements (note 2)                       (187)
                                                                                  ------------

                       Net expenses                                                    93,207
                                                                                  ------------

                              Net investment income                                    45,835
                                                                                  ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

         Net realized gain from investment transactions                                68,563
         Increase in unrealized appreciation on investments                           120,601
                                                                                  ------------

                Net realized and unrealized gain on investments                       189,164
                                                                                  ------------

                       Net increase in net assets resulting from operations          $234,999
                                                                                  ============



See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                                                        Period ended          Year ended
                                                                                       September 30,           March 31,
                                                                                            1996                 1996
                                                                                     -------------------------------------------
INCREASE IN NET ASSETS

      Operations
             Net investment income                                                $     45,835           $     122,895
             Net realized gain from investment transactions                             68,563                  38,601
             Increase in unrealized appreciation on investments                        120,601                 919,595
                                                                                     ----------               ---------

Net increase in net assets resulting from operations                                   234,999                1,081,091
                                                                                     ----------               -----------

Distributions to shareholders from
Net investment income                                                                  (44,388)               (127,074)
Net realized gain from investment transactions                                               0                (222,742)
                                                                                     ----------               -----------

Decrease in net assets resulting from distributions                                    (44,388)               (349,816)
                                                                                     ----------               -----------

Capital share transactions
Decrease in net assets resulting from capital share transactions (a)                   (11,435)                (44,966)
                                                                                     ----------               -----------

Total increase in net assets                                                           179,176                 776,241

NET ASSETS

Beginning of period                                                                  7,551,803               6,775,562
                                                                                     ----------              ------------

End of period   (including undistributed net investment income
                 of $1,447 as of September 30, 1996 and $0
                 as of March 31, 1996)                                              $7,730,980              $7,551,803
                                                                                    ===========             =============

(a) A summary of capital share activity follows:

                                            Period ended                Year ended
                                         September 30, 1996            March 31, 1996

                                       Shares        Values      Shares        Values
                                     ----------   ----------    --------      -------------
Shares sold                                                                    517,663
Shares issued for reinvestment
      of distributions                  24,184     $293,251      44,207        348,199
                                     ----------   ----------    --------      -------------
                                         3,604       44,061      29,596        348,199
                                     ----------   ----------    --------      -------------
                                        27,788      337,312      73,803        865,862

Shares redeemed                        (28,819)    (348,747)    (70,329)      (820,896)
                                     ----------    ---------    --------      -------------

      Net increase (decrease)           (1,031)    $(11,435)      3,474        (44,966)
                                     ==========    =========     =======      =============


See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                              FINANCIAL HIGHLIGHTS

                 (For a Share Outstanding Throughout the Period)
                                   (Unaudited)

                                                                                         Period ended            Year ended
                                                                                          September 30,           March 31,
                                                                                             1996                   1996
                                                                                     ----------------------     -------------
Net asset value, beginning of period                                                        $11.92                 $10.75

         Income from investment operations
                Net investment income                                                         0.07                   0.19
                Net realized and unrealized gain on investments                               0.30                   1.53
                                                                                     ----------------------    ----------------

                       Total from investment operations                                       0.37                   1.72
                                                                                     ----------------------    ----------------

         Distributions to shareholders from
                Net investment income                                                        (0.07)                 (0.20)
                Net realized gain from investment transactions                                0.00                  (0.35)
                                                                                     ----------------------    ----------------

                       Total distributions                                                   (0.07)                 (0.55)
                                                                                     ----------------------    ----------------

Net asset value, end of period                                                              $12.22                 $11.92
                                                                                     ======================    ================

Total return                                                                                  3.10%                 16.16%
                                                                                     ======================    ================

Ratios/supplemental data

         Net assets, end of period                                                      $7,730,980             $7,551,803
                                                                                     ======================    ================

         Ratio of expenses to average net assets
                Before expense reimbursements and waived fees                                 2.43%(a)               2.56%
                After expense reimbursements and waived fees                                  2.41%(a)               2.33%

         Ratio of net investment income to average net assets
         Before expense reimbursements and waived fees                                        1.18%(a)               1.44%
         After expense reimbursements and waived fees                                         1.20%(a)               1.66%

         Portfolio turnover rate                                                              4.75%                 12.33%




                                                                     Year ended         Year ended       Year ended      Year ended
                                                                      March 31,         March 31,        March 31,        March 31,
                                                                        1995              1994             1993             1992
                                                                     ------------     ------------      -------------   ------------
Net asset value, beginning of period                                 $10.42            $10.59              $10.05            $10.09

         Income from investment operations
                Net investment income                                  0.17              0.15                0.20              0.19
                Net realized and unrealized gain on investments        0.73              0.41                0.88              0.00
                                                                    ----------     -------------       -------------   -------------

                       Total from investment operations                0.90              0.56                1.08              0.19
                                                                    ----------     -------------       -------------   -------------

         Distributions to shareholders from
                Net investment income                                 (0.21)            (0.11)              (0.20)            (0.19)
                Net realized gain from investment transactions        (0.36)            (0.62)              (0.34)            (0.04)
                                                                     ----------    --------------      --------------  -------------

                       Total distributions                            (0.57)            (0.73)              (0.54)            (0.23)
                                                                    ----------     -------------       -------------   -------------

Net asset value, end of period                                        10.75            $10.42              $10.59            $10.05
                                                                     ==========    ==============      ==============  =============

Total return                                                           8.66%             5.21%              11.23%             1.44%
                                                                     ==========    ==============      ==============  =============

Ratios/supplemental data

         Net assets, end of period                               $6,775,562        $6,257,240          $6,042,297        $5,384,160
                                                                 ===========      ==============      =============   =============

         Ratio of expenses to average net assets
                Before expense reimbursements and waived fees          2.58%             2.64%               2.48%             2.96%
                After expense reimbursements and waived fees           2.47%             2.43%               2.48%             2.73%

         Ratio of net investment income to average net assets
         Before expense reimbursements and waived fees                 1.55%             1.22%               1.87%             1.81%
         After expense reimbursements and waived fees                  1.66%             1.43%               1.87%             2.04%

         Portfolio turnover rate                                      24.67%            32.99%              24.79%            14.89%



(a) Annualized.

See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor shares have been issued by the Fund. The Institutional shares will be sold without a sales charge and will bear no distribution and service fees. The Investor shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                    The Fund has elected to defer the recognition of $11,768 of post-October losses for federal income tax purposes. These capital losses will be recognized during the year ending March 31, 1997. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until these capital losses have been offset.

                                                                 (Continued)

                               CAPITAL VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

              F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee to limit total Fund operating expenses to 2.50% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees

                                                                (Continued)

                             CAPITAL VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


              for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1996, the Distributor retained sales charges in the amount of $238.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor shares' average daily net assets. The Fund incurred $19,261 of such expenses under the Plan for the period ended September 30, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

              All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of fifty- four months beginning six months after the Fund's commencement of operations. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income. Organization expenses were fully amortized as of March 31, 1996.





                                                                    (continued)

                               CAPITAL VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $341,475 and $810,182, respectively, for the period ended September 30, 1996.

              The Fund's prospectus provides that the Fund will limit foreign investments to those traded domestically as sponsored American Depository Receipts (ADR's). At September 30, 1996 Fund investments included non-ADR foreign securities valued at $106,437 or 1.38% of total investments at value.